Interest expense net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	$ 969	$ 539
Interest expense	21,730	8,759
Interest income	(107)	(175)
Total interest expense, net	21,623	8,584
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	9,826	2,729
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	4,318	2,200
Mortgages
Schedule of Interest Expense [Line Items]
Interest on long term debt	963	105
Promissory notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,691	202
Financing obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	272	0
Finance lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	$ 3,691	$ 2,984